Liability for Unpaid Claims and Claim Adjustment Expenses - Liabilities for Unpaid Claims, Net of Reinsurance (Details) $ in Millions	Dec. 31, 2017 USD ($) claim	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 852.7
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	712.0
Short duration contracts, Total liabilities for unpaid claims, net of reinsurance	140.7
Short duration contracts, Related IBNR Reserves	115.3
Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	437.9
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	283.6
Short duration contracts, Liabilities for unpaid claims prior to 2016, net of reinsurance	2.7
Short duration contracts, Total liabilities for unpaid claims, net of reinsurance	157.0
Short duration contracts, Related IBNR Reserves	43.1
2013 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	27.5	$ 26.6	$ 23.0	$ 23.5	$ 21.9
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	22.8	22.0	21.3	19.7	$ 15.1
Short duration contracts, Related IBNR Reserves	$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim	16,249
2014 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 56.1	56.2	42.1	41.3
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	39.8	35.9	32.6	$ 25.3
Short duration contracts, Related IBNR Reserves	$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim	30,678
2015 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 90.8	92.1	73.6
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	66.1	57.1	$ 39.9
Short duration contracts, Related IBNR Reserves	$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim	37,966
2016 | Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 387.9	380.0
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	380.9	278.5
Short duration contracts, Liabilities for unpaid claims prior to 2016, net of reinsurance	0.0
Short duration contracts, Related IBNR Reserves	$ 5.8
Short duration contracts, Cumulative Number of Reported Claims | claim	4,806
2016 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 105.6	106.5
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	74.2	$ 53.4
Short duration contracts, Related IBNR Reserves	$ 0.7
Short duration contracts, Cumulative Number of Reported Claims | claim	35,152
2017 | Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 464.8
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	331.1
Short duration contracts, Related IBNR Reserves	$ 109.5
Short duration contracts, Cumulative Number of Reported Claims | claim	2,992
2017 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 157.9
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	80.7
Short duration contracts, Related IBNR Reserves	$ 42.4
Short duration contracts, Cumulative Number of Reported Claims | claim	36,690